UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 696,552	$ 696,552	$ 570,439
Add: Net (income)/loss from discontinued operations	82,352		(594,439)
Net income/(loss) from continuing operations	778,904		(24,000)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	26,880		27,734
Impairment of long-lived assets	76,155		0
Net (income)/loss from equity method investments	(3,009)		(157)
Change in fair value of investment in listed equity securities	(295,048)		86,664
FINANCING ACTIVITIES
Cash, cash equivalents and restricted cash within assets held for sale at the beginning of period	141,631		128,768
Cash, cash equivalents and restricted cash within assets held for sale at end of period	(59,141)	(59,141)	(134,926)
Net increase/(decrease) in cash within assets held for sale	82,490		(6,158)
Net increase in cash, cash equivalents, restricted cash and cash within assets held for sale	281,980		41,508
Cash, cash equivalents and restricted cash at beginning of period	338,284		226,124
Cash, cash equivalents and restricted cash at end of period	620,264	620,264	267,632
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	528,798	528,798	174,438	$ 232,211	$ 86,564
Restricted cash and short-term deposits	18,238	18,238	21,146	34,025	77,540
Restricted cash	73,228	73,228	72,048	72,048	62,020
Cash, cash equivalents, restricted cash and restricted cash equivalents	620,264	$ 620,264	267,632	$ 338,284	$ 226,124
Continuing Operations
OPERATING ACTIVITIES
Net income/(loss) from continuing operations	778,904		(24,000)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	26,880		27,735
Amortization of deferred charges and debt guarantees, net	1,658		712
Impairment of long-lived assets	76,155		0
Net (income)/loss from equity method investments	(3,009)		(157)
Compensation cost related to employee stock awards	1,466		1,507
Net foreign exchange losses/(gains)	102		496
Change in fair value of investment in listed equity securities	(295,048)		86,664
Changes in assets and liabilities:
Trade accounts receivable	(24,476)		757
Inventories	(1,694)		25
Other current and non-current assets	3,429		7,071
Amounts due from/to related companies	(2,385)		(9,159)
Trade accounts payable	3,539		(5,551)
Accrued expenses	(8,818)		(11,780)
Other current and non-current liabilities	(83,178)		65,475
Net cash provided by continuing operating activities	58,050		39,407
INVESTING ACTIVITIES
Additions to assets under development	(175,230)		(168,392)
Additions to equity method investments	0		(8,625)
Additions to other investments	(2,447)		0
Proceeds from subscription of equity interest in Gimi MS	11,270		12,812
Proceeds from sale of listed equity securities	252,960		0
Dividends received from listed equity securities	3,665		0
Net cash provided by/(used in) continuing investing activities	90,218		(164,205)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	256,000		111,513
Net debt repayments	(502,549)		(53,351)
Cash dividends paid	(25,305)		(16,702)
Financing costs paid	(7,127)		(3,426)
Purchase of treasury shares	(11,063)		(17,828)
Net cash (used in)/provided by continuing financing activities	(290,044)		20,206
Discontinued Operations
OPERATING ACTIVITIES
Add: Net (income)/loss from discontinued operations	82,352		(594,439)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Dry-docking expenditure	0		(1,591)
Deconsolidation of lessor VIEs	(59,085)		0
Depreciation and amortization	8,699		25,264
Amortization of deferred charges and debt guarantees, net	3,932		599
Net (income)/loss from equity method investments	0		6,891
(Gain)/loss on disposal and impairment of long-lived assets	105,201		(575,056)
Compensation cost related to employee stock awards	239		374
Net foreign exchange losses/(gains)	560		131
Changes in assets and liabilities:
Trade accounts receivable	836		3,589
Inventories	0		313
Other current and non-current assets	(5,407)		1,084
Amounts due from/to related companies	(804)		0
Trade accounts payable	(7,258)		2,816
Accrued expenses	(6,923)		7,502
Other current and non-current liabilities	(24,895)		4,885
Net cash (used in)/provided by discontinued operating activities	(67,257)		71,240
INVESTING ACTIVITIES
Dividends received from listed equity securities	0		460
Additions to vessels and equipment	0		(925)
Net proceeds from disposals of equity method investments	0		121,603
Net proceeds from disposals of long-lived assets	566,803		0
Net cash provided by discontinued investing activities	566,803		121,138
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	0		9,850
Net debt repayments	(158,000)		(49,620)
Financing costs paid	(280)		(350)
Net cash used in discontinued financing activities	(158,280)		(40,120)
Other Contract | Continuing Operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments	(49,582)		(16,803)
FLNG derivative | Continuing Operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments	$ (365,893)		$ (83,585)